STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (8,961,815)	$ (4,652,084)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	622,064	92,866
Common shares issued in exchange for services	12,500
Amortization of internally developed software	958,639	774,929
Depreciation of property and equipment	45,358	44,758
Bad debt expense	161,074	108,096
Amortization of discount and debt issuance costs on convertible notes	1,088	143,435
Amortization of debt issuance costs on note payable	4,605
Amortization of discount on bridge notes	869,600
Change in fair value of derivative liabilities	(1,311,700)	159,000
Loss on extinguishment on bridge notes	2,740,425
Loss on extinguishment of convertible notes	260,185
Gain on extinguishment on note payable	(788,156)
Change in operating assets and liabilities:
Accounts receivable	(1,637,124)	(800,908)
Accounts receivable - unbilled	(1,086,259)	(198,185)
Prepaid expenses and other current assets	90,894	(226,374)
Tax credit receivable	38,503	104,624
Accounts payable	(959,754)	1,054,638
Accrued expenses	198,893	282,142
Accrued interest	(1,708,922)	1,951,429
Deferred revenue	(218,508)	873,254
Net cash used in operating activities	(10,668,410)	(288,380)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(2,550)	(426)
Capitalization of internally developed software	(1,035,367)	(1,102,186)
Net cash used in investing activities	(1,037,917)	(1,102,612)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of bridge notes payable	500,000	1,250,000
Proceeds from issuance of note payable	3,500,000	783,008
Proceeds from exercise of stock options	58,648	0
Proceeds from issuance of common stock in connection with public offering	18,000,000
Payment of offering costs in connection with the issuance of common stock in connection with public offering	(2,339,816)
Proceeds from issuance of common stock in connection with PIPE	20,999,988
Payment of transaction costs in connection with the issuance of common stock in connection with PIPE	(1,434,999)
Proceeds from exercise of warrants	992
Proceeds from issuance of over-allotment shares of common stock , net of transaction costs of $202,499	2,497,501
Payment of principal to bridge note holders	(3,000,000)
Payment of debt issuance costs in connection with note payable	(32,917)
Net cash provided by financing activities	38,749,397	2,033,008
Net decreases in cash	27,043,070	642,016
Cash at beginning of period	695,909	53,893
Cash at end of period	27,738,979	695,909
Supplemental disclosure of cash flow information:
Cash paid for interest	2,824,032
Supplemental disclosure of non-cash investing and financing activities:
Conversion of redeemable convertible preferred stock into common stock	11,173,076
Conversion of convertible notes and accrued interest into common stock	6,748,729
Conversion of bridge notes and accrued interest into common stock	4,717,646
Issuance of common stock warrants as offering costs in connection with public offering of common stock	374,400
Issuance of common stock warrants in connection with Term Loan	49,072
Issuance of common stock warrants in connection with PIPE	$ 10,624,759
Deferred offering costs included in accrued expenses		$ (57,420)